SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost charged to expense under all share-based incentive awards
Compensation cost charged to expense under all share-based incentive awards is presented below (in millions):

	2017	2016	2015
Restricted shares and restricted share units	$19.3	$21.8	$22.5
Share appreciation rights	—	0.2	1.1
Performance-based awards	9.7	12.6	10.0
Total compensation cost	$29.0	$34.6	$33.6

Restricted share activity
Activity related to RSAs for the year ended December 31, 2017, is summarized below:

	Number of Shares	Weighted-average grant-date fair value per share
	(in thousands)
Nonvested at January 1, 2017	54	$18.60
Vested	(54)	18.60
Nonvested at December 31, 2017	—	$—

Employee restricted share unit activity
Employee RSU activity for the year ended December 31, 2017, follows:

	Number of Shares	Weighted-average grant-date fair value per share
	(in thousands)
Nonvested at January 1, 2017	2,243	$15.59
Granted	1,501	17.09
Vested	(984)	17.96
Forfeited	(324)	15.38
Nonvested at December 31, 2017	2,436	$15.59

Non-employee director deferred restricted share units activity
Directors RSUs for the year ended December 31, 2017, follows:

	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Outstanding at January 1, 2017	287	$27.78
Granted	30	13.24
Settled	(114)	29.85
Outstanding at December 31, 2017	203	$25.62

Vested at December 31, 2017	173	$27.78

Non Employee director non-deferred restricted share activity
Activity related to Directors ND RSUs for the year ended December 31, 2017, follows:

	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Outstanding at January 1, 2017	—	$—
Granted	91	13.24
Settled	—	—
Outstanding at December 31, 2017	91	$13.24

Vested at December 31, 2017	—	$—

Stock appreciation rights activity
SARs activity for the year ended December 31, 2017, is summarized below:

	Number of shares under SARs	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
	(in thousands)			(in millions)
Outstanding at January 1, 2017	1,544	$30.67
Forfeited or expired	(515)	29.94
Outstanding at December 31, 2017	1,029	$31.03	3.0	$—

Exercisable at December 31, 2017	1,029	$31.03	3.0	$—

Weighted-average assumptions used to determine fair values of Share Options
Fair values of Share options granted were determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

February 22, 2017
Expected life in years	5.5
Risk-free interest rate	1.987%
Expected volatility	40.551%
Weighted average grant date per share fair value	$7.04

Share option activity
Share option activity for the year ended December 31, 2017, is summarized below:

	Number of shares under option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
	(in thousands)			(in millions)
Outstanding at January 1, 2017	100	$15.31
Granted	355	17.59
Outstanding at December 31, 2017	455	$17.08	5.0	$—

Exercisable at December 31, 2017	100	$15.31	0.1	$—